Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Land	$ 136,195	$ 134,407
Buildings and leasehold improvements	977,590	754,940
Equipment	1,115,223	886,601
Total cost	2,229,008	1,775,948
Total accumulated depreciation	(1,109,123)	(919,863)
Property and equipment, net	$ 1,119,885	$ 856,085